Fee and commission income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income [abstract]
Linked to credit cards	$ 463,057,688	$ 352,594,809	$ 334,058,009
Linked to deposits and other	233,022,865	203,535,200	241,575,652
Linked to loans and other	89,122,870	78,575,023	73,679,635
From foreign currency transactions	32,549,075	34,152,439	31,038,074
Insurance agent fees	31,443,824	26,019,023	27,601,275
Linked to securities	21,532,541	25,421,570	19,174,761
Fees linked to loan commitments	2,425,110	1,106,426	1,167,201
From guarantees granted	350,199	583,329	302,109
TOTAL	$ 873,504,172	$ 721,987,819	$ 728,596,716